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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-05516


                       Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                            -----------------------
                                    AMERICA
                                     INCOME
                                     TRUST

                                   Semiannual
                                     Report

                                    6/30/03

                          [LOGO] PIONEER Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               7
Schedule of Investments                      11
Financial Statements                         14
Notes to Financial Statements                22
Trustees, Officers and Service Providers     27
Retirement Plans from Pioneer                28

Pioneer America Income Trust
LETTER FROM THE PRESIDENT 6/30/03

Dear Shareowners,
--------------------------------------------------------------------------------
With the fading of concerns over the Iraq war, investors whose attention had been focused overseas were buoyed this spring by hints of increased economic activity at home. The nation's stock markets began a broad-based rally in early March, and prices continued to climb. From April through June, the major stock market averages recorded one of the biggest quarterly jumps in years. Increasing investor confidence also led to strong returns on corporate bonds. However, returns on government bonds, which rose sharply earlier, have slowed.

Encouraging factors aren't hard for investors to find. The lowest interest rates many of us have ever seen and the administration's tax cuts mean higher incomes for many consumers. The tax reductions on dividends and capital gains are of special interest to investors. Corporations can also borrow at the lowest rates in years. Many companies are realizing substantial savings by replacing old, high-cost debt with new issues that carry lower interest. The Federal Reserve Board cut rates once again in June in an effort to inject further stimulus into the economy. And the weak U.S. dollar helps exporters and multinational companies operating in countries with stronger currencies.

One possible lesson to be learned from the market's decline and recovery is the importance of staying invested. Those who stayed with their commitments benefitted from a stock market rally and a strong rise in corporate bonds, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guidance on resuming your investment program and determining the right balance for you among stocks, bonds and short-term investments.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company's stocks and bonds may become candidates for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano, S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert Hood

Osbert Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Pioneer's new president

Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investments USA. Mr. Hood, formerly Pioneer's Chief Operating Officer and a key member of the senior management committee, joined Pioneer in 2000 from John Hancock Financial Services, where he had held senior financial positions. "I am excited and honored to have the opportunity to lead Pioneer as it continues to grow," Mr. Hood said. "As CEO I look forward to furthering Pioneer's strategic goals, including developing new products that can meet the wider needs of investors and the advisers who serve them."
--------------------------------------------------------------------------------

Pioneer America Income Trust
PORTFOLIO SUMMARY 6/30/03

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Agency Obligations   72.4%
U.S. Treasury Obligations            27.0%
Temporary Cash Investment             0.6%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 Year                             23.2%
1-3 Years                            46.5%
3-4 Years                             4.0%
4-6 Years                            13.9%
8+ Years                             12.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.    U.S. Treasury Bonds, 7.25%, 5/15/16                          9.34%
 2.    U.S. Treasury Notes, 6.5%, 2/15/10                           8.81
 3.    Government National Mortgage Association, 5.5%, 4/15/33      2.91
 4.    U.S. Treasury Bonds, 6.375%, 8/15/27                         2.70
 5.    U.S. Treasury Notes, 5.625%, 5/15/08                         2.21
 6.    Government National Mortgage Association, 6.0%, 11/15/32     2.07
 7.    Government National Mortgage Association, 6.5%, 9/15/32      1.93
 8.    U.S. Treasury Notes, 6.625%, 5/15/07                         1.93
 9.    U.S. Treasury Notes, 6.25%, 2/15/07                          1.75
10.    Government National Mortgage Association, 5.5%, 5/15/33      1.72

This list excludes money market instruments. Portfolio holdings will vary for other periods.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/03                                        CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/03   12/31/02
                 $10.27    $10.27

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $0.1737          $--        $--

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

      Average Annual Total Returns
          (As of June 30, 2003)

          Net Asset           Public Offering
Period     Value                  Price*
10 Years   5.81%                  5.33%
5 Years    6.06                    5.09
1 Year     7.28                    2.44

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

                                        Lehman Brothers
                                          Fixed-Rate
                    Pioneer America     Mortgage-Backed       Lehman Brothers
                     Income Trust*      Securities Index   Government Bond Index

6/93                      9550               10000                10000
                          9797               10187                10290
6/94                      9408               10023                 9942
                         10919               11707                11765
6/96                     11169               12334                12090
                         12120               13504                13248
6/98                     13063               14445                14553
                         12733               14712                14227
6/00                     14207               16355                16111
                         15048               17699                17277
6/02                     16519               19246                19264
6/03                     16801               19552                19968

      Prior to May 1, 2003, the Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B, C and R shares.

      The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

      The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

      Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/03                                        CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/03   12/31/02
                 $10.19    $10.20

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $0.1458          $--        $--

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

      Average Annual Total Returns
         (As of June 30, 2003)

                  If          If
Period           Held      Redeemed*
Life-of-Class
(4/29/94)        5.69%       5.69%
5 Years          5.22        5.05
1 Year           6.38        2.38

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

                                        Lehman Brothers
                                          Fixed-Rate
                    Pioneer America     Mortgage-Backed       Lehman Brothers
                     Income Trust*      Securities Index   Government Bond Index

4/94                     10000               10000                 10000
                          9943               10149                 10041
12/95                    11442               11853                 11883
                         11624               12488                 12211
12/97                    12508               13673                 13381
                         13394               14625                 14699
12/99                    12960               14896                 14369
                         14344               16559                 16272
12/01                    15060               17920                 17450
                         16388               19487                 19457
6/03                     16608               19796                 20166

      Prior to May 1, 2003, the Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B, C and R shares.

+ Index comparisons begin 4/30/94. The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

      The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

      Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/03                                        CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/03   12/31/02
                 $10.22    $10.24

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $0.1543          $--        $--

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

         Average Annual Total Returns
             (As of June 30, 2003)

               Net Asset    Public Offering
Period           Value        Price/CDSC*
Life-of-Class
(1/31/96)        5.11%           4.97%
5 Years          5.26            5.05
1 Year           6.37            5.31

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments made within one year of purchase.

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

                                                                Lehman Brothers
                                                                   Fixed-Rate
                    Pioneer America       Lehman Brothers       Mortgage-Backed
                     Income Trust*     Government Bond Index    Securities Index

1/96                      9900                10000                  10000
                         10005                10457                  10214
6/97                     10784                11449                  11192
                         11549                12247                  12295
6/99                     11181                12473                  12019
                         12357                13866                  13611
6/01                     12981                15006                  14596
                         14140                16317                  16274
6/03                     14327                16577                  16867
                         16388                19487                  19457

      Prior to May 1, 2003, the Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B, C and R shares.

      The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

      The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

      Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
PERFORMANCE UPDATE 6/30/03                                        CLASS R SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/03   4/1/03
                 $10.32    $10.31

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $0.0500          $--        $--

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

      Average Annual Total Returns+
          (As of June 30, 2003)

          Net Asset    Public Offering
Period      Value          Price*
 10 Years   5.71%          5.71%
 5 Years    6.12           6.12
 1 Year     7.59           6.59


* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                          Value of $10,000 Investment

                                         Lehman Brothers
                                           Fixed-Rate
                    Pioneer America      Mortgage-Backed      Lehman Brothers
                     Income Trust*      Securities Index   Government Bond Index

Jun-93                   10000                10000               10000
                         10335                10187               10290
Dec-94                   10017                10023                9942
                         11524                11707               11765
Dec-96                   11742                12334               12090
                         12563                13504               13248
Dec-98                   13551                14445               14553
                         12998                14712               14227
Dec-00                   14606                16355               16111
                         15528                17699               17277
 2-Dec                   17102                19246               19264
 3-Jun                   17428                19552               19968

+ Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

      Prior to May 1, 2003, the Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B, C and R shares.

      The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

      Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer America Income Trust
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

A struggling economy, the war in Iraq and concerns about deflation on the part of the Federal Reserve caused market participants to seek the highest quality investments during the first half of the fiscal year for Pioneer America Income Trust. As a result, long-term Treasury bonds were among the best performing asset classes. Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that had an impact on the fixed-income market and your Fund during the six-month period ended June 30, 2003.

Q:    How did the Fund perform over the six months ended June 30, 2003?

A: For the period, Class A shares of Pioneer America Income Trust produced a total return of 1.70% at net asset value. In comparison, the Lehman Brothers Government Bond Fund Index returned 3.63%. The Fund's underweighting in Treasury securities and its short duration were mainly responsible for its underperformance relative to this Index. (Expressed in years, duration measures a bond's price sensitivity to changes in interest rates. A shorter duration is usually advantageous when interest rates rise, a longer duration benefits a fund when interest rates decline.) The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index returned 1.59%. Because we emphasized mortgage-backed securities, we were able to provide an attractive level of income to shareholders while maintaining the highest credit quality of AAA. (Quality ratings apply to underlying portfolio securities, not Fund shares). At period end, the 30-day SEC yield for Class A shares was 2.40%.*

Q:    What was the investment environment like during the period?

A: Uncertainty dominated investor sentiment for most of the period. Global economic growth was weak, and Federal Reserve Chairman Alan Greenspan raised the issue of deflation, which is a reduction in wholesale and consumer prices that usually lasts for several months or years. A deflationary environment could be negative because as prices decline, corporate profits may fall, causing unemployment to rise and a weak economy overall. In this uncertain economic climate, investors sought the relative safety of long--

*30-day SEC yield on 6/30/03 reflects the waiver of certain expenses; without the waiver the yield would have been 2.35%.

Pioneer America Income Trust
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                            (continued)

      term Treasury securities. The increased demand for Treasuries pushed prices up and yields down to 45-year lows. By mid-June, yields on 5-year Treasuries were just over 2.0%, and yields on 10-year Treasuries were a little over 3.0%. On June 25, 2003, the Fed trimmed the federal funds rate by 0.25%, adding more stimulus to the lackluster economy. (The federal funds rate is the rate of interest that commercial banks charge each other for overnight loans.) Despite the Fed's action, market interest rates rose slightly, as the stock market rallied and investors looked forward to a better economy during the second half of 2003.

      Because mortgage rates are pegged to Treasury indexes, there is a correlation between declines in Treasury yields and mortgage refinancing activity. As yields on Treasury securities fell for most of the period, homeowners refinanced their mortgages in record numbers. The Mortgage Banker Association of America's Refinancing Index rose to about 10,000; in 2002 it was at 6,500. The refinancing boom provided consumers with extra money to spend. As a result, consumer spending was one of the few bright spots in the economy and was largely responsible for the positive, if muted, economic growth over the period.

Q:    What strategies did you use in managing the Fund?

A: We reduced the Fund's position in mortgage-backed securities issued by the Government National Mortgage Association (GNMA) from 75.7% to 72.4%. Like U.S. Treasury securities, GNMAs are backed by the full faith and credit of the U.S. government. (A full faith and credit backing applies to underlying portfolio securities, not Fund shares.) We used the proceeds from the sale of the mortgages to invest in Treasury securities with maturities of four to ten years. We were reluctant to make a big commitment to long-term Treasury securities because we were concerned that with the growing federal budget deficit Treasury yields are likely to rise and prices decline in the near future. We also disagreed with the Fed about the possibility of deflation. Gold prices rose above $340 an ounce and other commodity prices were at relatively high levels during the six months. In addition, the yield curve remained

Pioneer America Income Trust

      extremely steep as a result of the Fed's interest-rate cuts. We believe higher commodity prices and the Fed's determination to keep interest rates low over the near term are more indicative of a recovering economy than a deflationary environment. (The yield curve shows the relationship between bond yields and maturity lengths. When the yield curve steepens, or slopes upward, yields on short-term bonds are lower than yields on long-term bonds. An upward sloping yield curve, often referred to as a positive yield curve, demonstrates the more typical relationship between bond yields and maturity lengths.)

      The Fund's large allocation to mortgage-backed securities held back performance for two main reasons. First, investors preferred Treasury securities in an uncertain economic climate. Second, investors were concerned about the "prepayment risk" that can affect mortgages. Prepayment risk, the risk that income investors receive from mortgage-backed securities, will decline as homeowners "prepay" their mortgages and refinance them at lower rates.

      To mitigate the effects of prepayment risk, we purchased mortgage securities with coupons in the 5.5% to 6.0% range. We sought pools of mortgages grouped either by states, where mortgages tend to be prepaid at a slower pace, or by issuers that were slow to promote refinancing and to originate new mortgages. We also bought low loan-balance mortgages and newly created mortgages, with the expectation that homeowners would be more reluctant to undertake the refinancing process if they had recently refinanced. We also sold some of the Fund's higher-coupon mortgages that were prepaying quickly.

Q:    What is your outlook for the coming months?

A: There is a great deal of stimulus in the economy. Interest rates are at 40-year lows, the Fed has signaled that it will continue its accommodative monetary policy and may trim interest rates again over the next few months, and new tax cuts should put more money in the pockets of consumers. These factors should be positive for the economy over the next several quarters. We believe the Fund is

Pioneer America Income Trust
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                            (continued)

      positioned to perform well in this environment, as we expect mortgage-backed securities to outperform Treasuries. Our duration of 2.85 years should ease concerns about future performance when and if the Fed raises interest rates. We believe the Fund continues to be appropriate for people seeking an AAA-quality investment and relatively high income in a low interest-rate environment.

      The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)

Principal
 Amount                                                                Value
                 U.S. TREASURY OBLIGATIONS - 27.0%
$ 1,000,000      U.S. Treasury Bonds, 6.25%, 8/15/23            $  1,224,922
 21,270,000      U.S. Treasury Bonds, 7.25%, 5/15/16              28,287,441
  5,850,000      U.S. Treasury Notes, 5.625%, 5/15/08              6,706,475
  4,600,000      U.S. Treasury Notes, 6.25%, 2/15/07               5,290,000
  6,525,000      U.S. Treasury Notes, 6.375%, 8/15/27              8,173,835
 22,000,000      U.S. Treasury Notes, 6.5%, 2/15/10               26,689,608
  5,000,000      U.S. Treasury Notes, 6.625%, 5/15/07              5,849,610
                                                                ------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $78,522,023)                             $ 82,221,891
                                                                ------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.4%
 14,694,816      Government National Mortgage Association,
                  5.5%, 1/15/29 - 5/15/33                         15,339,987
    500,000      Government National Mortgage Association,
                  5.5%, TBA 15 YRS                                   525,625
 80,565,300      Government National Mortgage Association,
                  6.0%, 1/15/24 - 4/15/33                         84,590,629
 59,969,271      Government National Mortgage Association,
                  6.5%, 4/15/17 - 9/15/32                         63,022,814
 17,081,979      Government National Mortgage Association,
                  7.0%, 10/15/16 - 4/15/32                        18,082,044
  5,564,669      Government National Mortgage Association,
                  7.5%, 2/15/27 - 11/15/32                         5,913,900
    155,323      Government National Mortgage Association,
                  8.5%, 7/15/24                                      169,735
     45,251      Government National Mortgage Association,
                  9.0%, 9/15/16 - 4/15/20                             50,442
      3,324      Government National Mortgage Association,
                  9.5%, 12/15/03                                       3,377
    140,929      Government National Mortgage Association,
                  10.0%, 11/15/18 - 1/15/19                          162,281
        157      Government National Mortgage Association,
                  10.5%, 8/15/03                                         160
  1,591,399      Government National Mortgage Association I,
                  6.0%, 2/15/29                                    1,668,980
  5,260,757      Government National Mortgage Association I,
                  6.5%, 11/15/31 - 9/15/32                         5,524,081

The accompanying notes are an integral part of these financial statements.    11

Pioneer America Income Trust
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                        (continued)

Principal
  Amount                                                                     Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 3,473,877      Government National Mortgage Association I,
                  7.0%, 8/15/23 - 4/15/31                            $  3,674,425
  2,250,863      Government National Mortgage Association I,
                  7.5%, 8/15/29 - 3/15/31                               2,392,486
     87,841      Government National Mortgage Association I,
                  10.0%, 3/15/20                                          101,172
  6,432,929      Government National Mortgage Association II,
                  6.0%, 7/20/17 - 3/20/33                               6,710,258
  8,787,630      Government National Mortgage Association II,
                  6.5%, 8/20/28 - 10/20/32                              9,183,848
  1,967,321      Government National Mortgage Association II,
                  7.0%, 12/20/08 - 11/20/31                             2,071,376
    414,574      Government National Mortgage Association II,
                  7.49%, 10/20/22                                         441,437
    413,598      Government National Mortgage Association II,
                  7.5%, 6/20/30 - 12/20/30                                437,015
     22,975      Government National Mortgage Association II,
                  8.0%, 5/20/25 - 3/20/30                                  24,576
    449,733      Government National Mortgage Association II,
                  9.0%, 9/20/21 - 11/20/24                                498,526
      7,253      Government National Mortgage Association II,
                  10.0%, 1/20/06                                            7,869
                                                                     ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $216,836,097)                                 $220,597,043
                                                                     ------------
                 TEMPORARY CASH INVESTMENT - 0.6%
                 Repurchase Agreement - 0.6%
$ 1,900,000      Bear Stearns & Co., Inc., 1.08%, dated 6/30/03,
                 repurchase price of $1,900,000 plus accrued
                 interest on 7/1/03, collateralized by $2,128,000
                 U.S. Treasury Bonds, 11.875%, 11/15/03              $  1,900,000
                                                                     ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $1,900,000)                                   $  1,900,000
                                                                     ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost $297,258,120)(a)(b)(c)                        $304,718,934
                                                                     ============

12    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

Note:   The Trust's investments in mortgage-backed securities of the Government
        National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

(a) At June 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $297,736,140 was as follows:

        Aggregate gross unrealized gain for all investments
        in which there is an excess of value over tax cost            $7,534,519

        Aggregate gross unrealized loss for all investments
        in which there is an excess of tax cost over value              (551,725)
                                                                      ----------

        Net unrealized gain                                           $6,982,794
                                                                      ==========

(b) At December 31, 2002, the Trust had a net capital loss carryforward of $5,930,850 which will expire between 2003 and 2009 if not utilized.

(c) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus/minus 2.5%) principal and no definite maturity date period. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2003 aggregated $138,931,747 and $100,362,444, respectively.

The accompanying notes are an integral part of these financial statements.    13

Pioneer America Income Trust
BALANCE SHEET 6/30/03 (unaudited)

ASSETS:
  Investment in securities, at value (cost $297,258,120)      $304,718,934
  Cash                                                              55,601
  Receivables -
   Fund shares sold                                              1,412,511
   Interest                                                      2,206,855
  Due from Pioneer Investment Management, Inc.                      25,912
  Other                                                                478
                                                              ------------
   Total assets                                               $308,420,291
                                                              ------------

LIABILITIES:
  Payables -
   Investment securities purchased                            $    527,160
   Fund shares repurchased                                       1,457,373
   Dividends                                                       189,627
  Due to affiliates                                                361,828
  Accrued expenses                                                  43,208
                                                              ------------
   Total liabilities                                          $  2,579,196
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $304,371,413
  Distributions in excess of net investment income              (1,271,412)
  Accumulated net realized loss on investments                  (4,719,720)
  Net unrealized gain on investments                             7,460,814
                                                              ------------
   Total net assets                                           $305,841,095
                                                              ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $183,961,363/17,913,304 shares)           $      10.27
                                                              ============
  Class B (based on $72,686,993/7,131,044 shares)             $      10.19
                                                              ============
  Class C (based on $49,192,236/4,811,888 shares)             $      10.22
                                                              ============
  Class R (based on $502.59/48.690 shares)                    $      10.32
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A (10.27 [divided by] 95.5%)                          $      10.75
                                                              ============
  Class C (10.22 [divided by] 99.0%)                          $      10.32
                                                              ============


14    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Interest                                                                   $6,192,817
                                                                             ----------
EXPENSES:
  Management fees                                             $741,264
  Transfer agent fees
     Class A                                                   233,300
     Class B                                                   116,431
     Class C                                                    50,114
  Distribution fees
     Class A                                                   222,412
     Class B                                                   363,719
     Class C                                                   229,161
     Class R                                                         1
  Administrative fees                                           18,596
  Custodian fees                                                12,903
  Registration fees                                             66,541
  Professional fees                                             19,869
  Printing                                                      17,846
  Fees and expenses of nonaffiliated trustees                    6,053
  Miscellaneous                                                  8,484
                                                              --------
       Total expenses                                                        $2,106,694
       Less management fees waived by Pioneer Investment
         Management, Inc.                                                       (56,849)
       Less fees paid indirectly                                                 (4,150)
                                                                             ----------
       Net expenses                                                          $2,045,695
                                                                             ----------
         Net investment income                                               $4,147,122
                                                                             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                           $1,254,660
  Change in net unrealized gain on investments                                 (780,929)
                                                                             ----------
     Net gain on investments                                                 $  473,731
                                                                             ----------
     Net increase in net assets resulting from operations                    $4,620,853
                                                                             ==========

The accompanying notes are an integral part of these financial statements.    15

Pioneer America Income Trust
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                                          Six Months
                                                             Ended
                                                            6/30/03       Year Ended
                                                          (unaudited)      12/31/02
FROM OPERATIONS:
Net investment income                                    $   4,147,122   $   7,927,673
Net realized gain on investments                             1,254,660       2,653,295
Change in net unrealized gain (loss) on investments           (780,929)      7,089,108
                                                         -------------   -------------
  Net increase in net assets resulting from
     operations                                          $   4,620,853   $  17,670,076
                                                         -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.17 and $0.46 per share, respectively)      $  (3,023,870)  $  (6,432,080)
  Class B ($0.15 and $0.40 per share, respectively)         (1,044,261)     (1,706,698)
  Class C ($0.15 and $0.41 per share, respectively)           (686,181)       (742,031)
  Class R ($0.05 and $0.00 per share, respectively)                 (4)             --
                                                         -------------   -------------
     Total distributions to shareowners                  $  (4,754,316)  $  (8,880,809)
                                                         -------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 134,747,982   $ 269,788,820
Reinvestment of distributions                                3,431,177       5,959,317
Cost of shares repurchased                                (101,869,416)   (162,654,384)
                                                         -------------   -------------
  Net increase in net assets resulting from fund
     share transactions                                  $  36,309,743   $ 113,093,753
                                                         -------------   -------------
  Net increase in net assets                             $  36,176,280   $ 121,883,020
NET ASSETS:
Beginning of period                                        269,664,815     147,781,795
                                                         -------------   -------------
End of period (including distributions in excess of
  net investment income of $1,271,412 and
  $664,218, respectively)                                $ 305,841,095   $ 269,664,815
                                                         =============   =============


16    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                     '03 Shares     '03 Amount
                                     (unaudited)    (unaudited)        '02 Shares         '02 Amount
CLASS A
Shares sold                           8,060,349     $82,669,388         15,405,939        $154,956,084
Reinvestment of distributions           222,306       2,283,713            436,057           4,379,711
Less shares repurchased              (6,379,607)    (65,383,256)       (11,679,409)       (117,323,851)
                                     ----------     -----------        -----------        ------------
  Net increase                        1,903,048     $19,569,845          4,162,587        $ 42,011,944
                                     ==========     ===========        ===========        ============
CLASS B
Shares sold                           2,253,485     $22,951,539          6,647,016        $ 66,814,094
Reinvestment of distributions            69,019         703,844            111,513           1,118,949
Less shares repurchased              (1,758,390)    (17,911,128)        (2,754,820)        (27,651,793)
                                     ----------     -----------        -----------        ------------
  Net increase                          564,114     $ 5,744,255          4,003,709        $ 40,281,250
                                     ==========     ===========        ===========        ============
CLASS C
Shares sold                           2,851,247     $29,126,553          4,757,424        $ 48,018,642
Reinvestment of distributions            43,373         443,620             45,549             460,657
Less shares repurchased              (1,819,305)    (18,575,032)        (1,758,281)        (17,678,740)
                                     ----------     -----------        -----------        ------------
  Net increase                        1,075,315     $10,995,141          3,044,692        $ 30,800,559
                                     ==========     ===========        ===========        ============
CLASS R*
Shares sold                                  49     $       502
Reinvestment of distributions                --              --
Less shares repurchased                      --              --
                                     ----------     -----------
  Net increase                               49     $       502
                                     ==========     ===========

*     Shares of Class R were first publicly offered on April 1, 2003.

The accompanying notes are an integral part of these financial statements.   17

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS

                                                        Six Months
                                                          Ended
                                                         6/30/03      Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                       (unaudited)     12/31/02   12/31/01(a)  12/31/00     12/31/99    12/31/98
CLASS A
Net asset value, beginning of period                    $   10.27      $    9.79   $    9.76   $    9.30   $   10.10   $    9.93
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Increase (decrease) from investment operations:
 Net investment income                                  $    0.16      $    0.40   $    0.52   $    0.58   $    0.55   $    0.58
 Net realized and unrealized gain (loss) on investments      0.01           0.54        0.05        0.46       (0.80)       0.17
                                                        ---------      ---------   ---------   ---------   ---------   ---------
   Net increase (decrease) from investment operations   $    0.17      $    0.94   $    0.57   $    1.04   $   (0.25)  $    0.75
Distributions to shareowners:
 Net investment income                                      (0.17)         (0.46)      (0.51)      (0.58)      (0.55)      (0.58)
 In excess of net investment income                            --             --       (0.03)         --          --          --
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset value              $      --      $    0.48   $    0.03   $    0.46   $   (0.80)  $    0.17
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                          $   10.27      $   10.27   $    9.79   $    9.76   $    9.30   $   10.10
                                                        =========      =========   =========   =========   =========   =========
Total return*                                                1.70%          9.78%       5.92%      11.58%      (2.52)%      7.78%
Ratio of net expenses to average net assets+                 1.07%**        1.00%       1.01%       1.04%       1.01%       1.00%
Ratio of net investment income to average net assets+        3.37%**        4.17%       5.14%       6.09%       5.63%       5.80%
Portfolio turnover rate                                        69%**          76%         72%         56%         72%         81%
Net assets, end of period (in thousands)                $ 183,961      $ 164,393   $ 115,998   $  96,068   $ 111,262   $ 128,925
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
   Net expenses                                              1.11%**        1.08%       1.12%       1.16%       1.14%       1.10%
   Net investment income                                     3.33%**        4.09%       5.03%       5.97%       5.50%       5.70%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
   Net expenses                                              1.07%**        1.00%       1.00%       1.00%       1.00%       1.00%
   Net investment income                                     3.37%**        4.18%       5.15%       6.13%       5.64%       5.80%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+     Ratios with no reduction for fees paid indirectly.
**    Annualized.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 5.35% to 5.15%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

18    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS

                                                        Six Months
                                                          Ended
                                                          6/30/03      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                        (unaudited)     12/31/02   12/31/01(a)  12/31/00    12/31/99    12/31/98
CLASS B
Net asset value, beginning of period                    $   10.20      $    9.76   $    9.74   $    9.28   $   10.07   $    9.90
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Increase (decrease) from investment operations:
 Net investment income                                  $    0.12      $    0.34   $    0.44   $    0.50   $    0.47   $    0.51
 Net realized and unrealized gain (loss) on investments      0.02           0.50        0.04        0.46       (0.79)       0.17
                                                        ---------      ---------   ---------   ---------   ---------   ---------
   Net increase (decrease) from investment operations   $    0.14      $    0.84   $    0.48   $    0.96   $   (0.32)  $    0.68
Distributions to shareowners:
 Net investment income                                      (0.15)         (0.40)      (0.42)      (0.50)      (0.47)      (0.51)
 In excess of net investment income                            --             --       (0.04)         --          --          --
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset value              $   (0.01)     $    0.44   $    0.02   $    0.46   $   (0.79)  $    0.17
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                          $   10.19      $   10.20   $    9.76   $    9.74   $    9.28   $   10.07
                                                        =========      =========   =========   =========   =========   =========
Total return*                                                1.34%          8.82%       4.99%      10.68%      (3.24)%      7.08%
Ratio of net expenses to average net assets+                 1.88%**        1.80%       1.95%       1.85%       1.78%       1.74%
Ratio of net investment income to average net assets+        2.57%**        3.26%       4.18%       5.29%       4.87%       4.99%
Portfolio turnover rate                                        69%**          76%         72%         56%         72%         81%
Net assets, end of period (in thousands)                $  72,687      $  67,013   $  25,008   $  16,889   $  19,695      22,602
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
   Net expenses                                              1.92%**        1.88%       2.06%       1.98%       1.91%       1.81%
   Net investment income                                     2.53%**        3.19%       4.07%       5.16%       4.74%       4.92%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
   Net expenses                                              1.88%**        1.79%       1.93%       1.83%       1.76%       1.71%
   Net investment income                                     2.57%**        3.27%       4.20%       5.31%       4.89%       5.01%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+     Ratios with no reduction for fees paid indirectly.
**    Annualized.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.36% to 4.20%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.    19

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS

                                                        Six Months
                                                          Ended
                                                         6/30/03      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                       (unaudited)     12/31/02   12/31/01(a)  12/31/00    12/31/99    12/31/98
CLASS C
Net asset value, beginning of period                    $   10.24      $    9.79   $    9.74   $    9.28   $   10.07   $    9.90
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Increase (decrease) from investment operations:
 Net investment income                                  $    0.12      $    0.36   $    0.46   $    0.49   $    0.47   $    0.52
 Net realized and unrealized gain (loss) on investments      0.01           0.50        0.03        0.46       (0.79)       0.17
                                                        ---------      ---------   ---------   ---------   ---------   ---------
   Net increase (decrease) from investment operations   $    0.13      $    0.86   $    0.49   $    0.95   $   (0.32)  $    0.69
Distributions to shareowners:
 Net investment income                                      (0.15)         (0.41)      (0.43)      (0.49)      (0.47)      (0.52)
 In excess of net investment income                            --             --       (0.01)         --          --          --
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset value              $   (0.02)     $    0.45   $    0.05   $    0.46   $   (0.79)  $    0.17
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                          $   10.22      $   10.24   $    9.79   $    9.74   $    9.28   $   10.07
                                                        =========      =========   =========   =========   =========   =========
Total return*                                                1.32%          8.93%       5.05%      10.52%      (3.19)%      7.09%
Ratio of net expenses to average net assets+                 1.78%**        1.77%       1.84%       2.02%       1.73%       1.65%
Ratio of net investment income to average net assets+        2.66%**        3.16%       4.22%       5.14%       4.88%       4.97%
Portfolio turnover rate                                        69%**          76%         72%         56%         72%         81%
Net assets, end of period (in thousands)                $  49,192      $  38,258   $   6,776   $   3,221   $   5,632   $  11,891
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
   Net expenses                                              1.82%**        1.84%       1.95%       2.15%       1.85%       1.70%
   Net investment income                                     2.62%**        3.08%       4.11%       5.01%       4.76%       4.92%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
   Net expenses                                              1.78%**        1.76%       1.81%       1.97%       1.70%       1.62%
   Net investment income                                     2.66%**        3.16%       4.25%       5.19%       4.91%       5.00%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+     Ratios with no reduction for fees paid indirectly.
**    Annualized.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.01 per share, increase net realized and unrealized gain (loss) by $0.01 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.42% to 4.25%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

20    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
FINANCIAL HIGHLIGHTS

                                                             4/1/03
                                                           to 6/30/03
CLASS R (a)                                                (unaudited)
Net asset value, beginning of period                        $ 10.31
                                                            -------
Increase from investment operations:
  Net investment income                                     $  0.03
  Net realized and unrealized gain on investments              0.03
                                                            -------
     Net increase from investment operations                $  0.06
Distributions to shareowners:
  Net investment income                                       (0.05)
  Net realized gains                                             --
                                                            -------
Net increase (decrease) in net asset value                  $  0.01
                                                            -------
Net asset value, end of period                              $ 10.32
                                                            -------
Total return*                                                  1.31%
Ratio of net expenses to average net assets+                   2.06%**
Ratio of net investment income to average net assets+          4.39%**
Portfolio turnover rate                                          69%**
Net assets, end of period (in thousands)                    $     1
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
     Net expenses                                              2.08%**
     Net investment income                                     4.37%**
Ratios with waiver of management fees by
  PIM and reduction for fees paid indirectly:
     Net expenses                                              2.06%**
     Net investment income                                     4.39%**

(a)   Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**    Annualized.
+     Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    21

Pioneer America Income Trust
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer America Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trust offers four classes of shares - Class A, Class B, Class C and Class R shares. Shares of each class represent an interest in the same portfolio of investments of the Trust and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Trust's financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which considers such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly pay downs. All discounts/premiums are accreted/amortized for financial reporting purposes. Interest income, including income on interest bearing

Pioneer America Income Trust

      cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    Federal Income Taxes

      It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

      The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                 2002
                              ----------
  Distributions paid from:
   Ordinary income            $8,880,809
   Long-term capital gain             --
                              ----------
   Total                      $8,880,809

    Included in the Trust's distributions from ordinary income is $390,695 in excess of investment company income, which in accordance to applicable U.S. tax law, is taxable to shareowners as ordinary income distributions.

    The following shows components of distributable earnings on a federal income tax basis at December 31, 2002. These amounts do not include the capital loss carryforward.

Pioneer America Income Trust
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                  (continued)

                                       2002
                                    ----------
  Undistributed ordinary income     $       --
  Undistributed long-term gain              --
  Unrealized appreciation            7,763,723
                                    ----------
  Total                             $7,763,723

      The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

C.    Fund Shares

      The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $39,911 in underwriting commissions on the sale of Trust shares for the six months ended June 30, 2003.

D.    Class Allocations

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Trust, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

      The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

Pioneer America Income Trust

E.    Repurchase Agreements

      With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counter parties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Trust's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

PIM discontinued the Fund's expense limitation on May 1, 2003. Prior to May 1, 2003, PIM had agreed not to impose a portion of its management fee and to assume other operating epxenses of the Trust to the extent necessary to limit Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of the Trust-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses were reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At June 30, 2003, $149,927 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $45,271 in transfer agent fees payable to PIMSS at June 30, 2003.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the

Pioneer America Income Trust
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                  (continued)

Trust pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Trust pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $166,630 in distribution fees payable to PFD at June 30, 2003. The Trust also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Trust to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Trust a service fee of up to 0.25% of the Trust's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2003, CDSCs in the amount of $147,641 were paid to PFD.

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Trust's total expenses. For the six months ended June 30, 2003, the Trust's expenses were reduced by $4,150 under such arrangements.

Pioneer America Income Trust
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.

Proxy Voting and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also on the Securities and Exchange Commission's web site at http://www.sec.gov.

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 701/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

      Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

      Most retirement plan withdrawals must meet specific conditions to avoid penalties.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO] PIONEER Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   13712-00-0803
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these
controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.